Annual Fund Operating Expenses - Institutional - Vanguard SP Small-Cap 600 Growth Index Fund - ETF Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.